Consolidated statements of changes in equity - USD ($)	Capital stock, net of treasury shares [member] Minera Yanacocha SRL and subsidiary [Member]	Capital stock, net of treasury shares [member] Sociedad Minera Cerro Verde S.A.A.	Capital stock, net of treasury shares [member]	Other reserves of equity [member] Minera Yanacocha SRL and subsidiary [Member]	Other reserves of equity [member]	Other capital contributions Sociedad Minera Cerro Verde S.A.A.	Retained Earnings [Member] Minera Yanacocha SRL and subsidiary [Member]	Retained Earnings [Member] Sociedad Minera Cerro Verde S.A.A.	Retained Earnings [Member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Additional Paid-in Capital [Member] Minera Yanacocha SRL and subsidiary [Member]	Additional Paid-in Capital [Member]	Legal reserve [member]	Miscellaneous other reserves [member] Sociedad Minera Cerro Verde S.A.A.	Miscellaneous other reserves [member]	Investment Share [Member]	Minera Yanacocha SRL and subsidiary [Member]	Sociedad Minera Cerro Verde S.A.A.	Total
Balance at Dec. 31, 2018	$ 378,505,000	$ 990,659,000	$ 750,497,000	$ (1,596,000)	$ (703,000)	$ 8,860,000	$ 228,572,000	$ 3,920,081,000	$ 1,674,749,000	$ 2,807,168,000	$ 221,058,000	$ (21,758,000)	$ 218,450,000	$ 163,115,000	$ 198,132,000	$ 269,000	$ 791,000	$ 583,723,000	$ 5,117,732,000	$ 3,028,226,000
Balance (in shares) at Dec. 31, 2018			253,715,190
Net loss	0	0	$ 0	0		0	(95,257,000)	390,377,000	(12,208,000)	(12,208,000)	(16,251,000)	0	0	0	0	0	0	(95,257,000)	390,377,000	(28,459,000)
Other comprehensive income (loss)	0		0	1,246,000	(608,000)		0		0	(608,000)	(1,629,000)	0	0	0		0	0	1,246,000		(2,237,000)
Total other comprehensive income (loss)	0		0	1,246,000	(608,000)		(95,257,000)		(12,208,000)	(12,816,000)	(17,880,000)	0	0	0		0	0	(94,011,000)		(30,696,000)
Dividends declared and paid, note 17(d)		0	0			0		(150,000,000)	(22,098,000)	(22,098,000)	(6,500,000)		0	0	0	0	0		(150,000,000)	(28,598,000)
Other changes in equity			0						(785,000)	(785,000)			0	0		0	0			(785,000)
Stock-based compensation		0				1,214,000		0							0				1,214,000
Expired dividends, note 17(c)			0						0	53,000			0	53,000		0	0			53,000
Balance at Dec. 31, 2019	378,505,000	990,659,000	$ 750,497,000	(350,000)	(1,311,000)	10,074,000	133,315,000	4,160,458,000	1,639,658,000	2,771,522,000	196,678,000	(21,758,000)	218,450,000	163,168,000	198,132,000	269,000	791,000	489,712,000	5,359,323,000	2,968,200,000
Balance (in shares) at Dec. 31, 2019			253,715,190
Net loss	0	0	$ 0	0		0	(165,449,000)	274,544,000	(135,718,000)	(135,718,000)	(14,621,000)	0	0	0	0	0	0	(165,449,000)	274,544,000	(150,339,000)
Other comprehensive income (loss)	0		0	123,000	(8,215,000)		0		0	(8,215,000)	(4,520,000)	0	0	0		0	0	123,000		(12,735,000)
Total other comprehensive income (loss)	0		0	123,000	(8,215,000)		(165,449,000)		(135,718,000)	(143,933,000)	(19,141,000)	0	0	0		0	0	(165,326,000)		(163,074,000)
Dividends declared and paid, note 17(d)			0						0		(5,140,000)		0	0		0	0			(5,140,000)
Other changes in equity			0						(155,000)	(155,000)			0	0		0	0			(155,000)
Stock-based compensation		0				1,461,000		0							0				1,461,000
Expired dividends, note 17(c)			0						0	26,000			0	26,000		0	0			26,000
Balance at Dec. 31, 2020	378,505,000	990,659,000	$ 750,497,000	(227,000)	(9,526,000)	11,535,000	(32,134,000)	4,435,002,000	1,503,785,000	2,627,460,000	172,397,000	(21,758,000)	218,450,000	163,194,000	198,132,000	269,000	791,000	324,386,000	5,635,328,000	2,799,857,000
Balance (in shares) at Dec. 31, 2020			253,715,190
Net loss	0	0	$ 0	0		0	(967,682,000)	1,191,474,000	(264,075,000)	(264,075,000)	1,271,000	0	0	0	0	0	0	(967,682,000)	1,191,474,000	(262,804,000)
Other comprehensive income (loss)	0		0	(642,000)	5,049,000		0		0	5,049,000	2,697,000	0	0	0		0	0	(642,000)		7,746,000
Total other comprehensive income (loss)			0		5,049,000				(264,075,000)	(259,026,000)	3,968,000		0	0		0	0	(968,324,000)		(255,058,000)
Dividends declared and paid, note 17(d)		0	0			0		(700,000,000)	0		(6,160,000)		0	0	0	0	0		(700,000,000)	(6,160,000)
Other changes in equity			0						(184,000)	(184,000)			0	0		0	0			(184,000)
Stock-based compensation		0				204,000		0							0				204,000
Expired dividends, note 17(c)			0						0	76,000			0	76,000		0	0			76,000
Balance at Dec. 31, 2021	$ 378,505,000	$ 990,659,000	$ 750,497,000	$ (869,000)	$ (4,477,000)	$ 11,739,000	$ (999,816,000)	$ 4,926,476,000	$ 1,239,526,000	$ 2,368,326,000	$ 170,205,000	$ (21,758,000)	$ 218,450,000	$ 163,270,000	$ 198,132,000	$ 269,000	$ 791,000	$ (643,938,000)	$ 6,127,006,000	$ 2,538,531,000
Balance (in shares) at Dec. 31, 2021			253,715,190